Dividends - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Dividends Paid and Proposed [abstract]
Final (declared for previous year)	$ 0.945	$ 0.859	$ 0
Interim	0.483	0.439	0
Dividends paid	$ 1.428	$ 1.298	$ 0
Final (declared for previous year)	$ 166	$ 154	$ 0
Interim	79	79	0
Dividends paid	$ 245	$ 233	$ 0